UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  499 Park Avenue
          New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY          February 14, 2013
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         28

Form 13F Information Table Value Total:      $103,294
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.


------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                   Arrow Capital Management, LLC
                                                         December 31, 2012
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COL 7          COLUMN 8

                                                         VALUE     SHS OR  SH/ PUT/  INVESTMENT      OTHR       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION      MGRS    SOLE     SHARED   NONE
ASHFORD HOSPITALITY TR INC    COM SHS         044103109   1,077    102,440 SH        SHARED-DEFINED   1     102,440
ASHFORD HOSPITALITY TR INC    COM SHS         044103109   1,054    100,268 SH        SHARED-DEFINED   2     100,268
CARTER INC                    COM             146229109  12,420    223,176 SH        SHARED-DEFINED   1     223,176
CARTER INC                    COM             146229109  12,172    218,724 SH        SHARED-DEFINED   2     218,724
COLFAX CORP                   COM             194014106   3,786     93,841 SH        SHARED-DEFINED   1      93,841
COLFAX CORP                   COM             194014106   3,275     81,159 SH        SHARED-DEFINED   2      81,159
EQUINIX INC                   COM NEW         29444U502   2,295     11,132 SH        SHARED-DEFINED   1      11,132
EQUINIX INC                   COM NEW         29444U502   2,241     10,868 SH        SHARED-DEFINED   2      10,868
MASTERCARD INC                CL A            57636Q104   5,361     10,913 SH        SHARED-DEFINED   1      10,913
MASTERCARD INC                CL A            57636Q104   4,016      8,174 SH        SHARED-DEFINED   2       8,174
MONDELEZ INTL INC             CL A            609207105   4,519    177,555 SH        SHARED-DEFINED   1     177,555
MONDELEZ INTL INC             CL A            609207105   3,422    134,445 SH        SHARED-DEFINED   2     134,445
MPG OFFICE TR INC             COM             553274101   2,763    897,022 SH        SHARED-DEFINED   1     897,022
MPG OFFICE TR INC             COM             553274101   2,704    877,978 SH        SHARED-DEFINED   2     877,978
RESTORATION HARDWARE HLDGS I  COM             761283100   1,353     40,112 SH        SHARED-DEFINED   1      40,112
RESTORATION HARDWARE HLDGS I  COM             761283100   1,008     29,888 SH        SHARED-DEFINED   2      29,888
SALLY BEAUTY HLDGS INC        COM             79546E104   2,220     94,200 SH        SHARED-DEFINED   1      94,200
SALLY BEAUTY HLDGS INC        COM             79546E104   1,659     70,400 SH        SHARED-DEFINED   2      70,400
SIX FLAGS ENTMT CORP NEW      COM             83001A102   4,959     81,034 SH        SHARED-DEFINED   1      81,034
SIX FLAGS ENTMT CORP NEW      COM             83001A102   3,609     58,966 SH        SHARED-DEFINED   2      58,966
SIX FLAGS ENTMT CORP NEW      COM             83001A102   9,278    151,600     CALL  SHARED-DEFINED   1     151,600
SIX FLAGS ENTMT CORP NEW      COM             83001A102   9,082    148,400     CALL  SHARED-DEFINED   2     148,400
THE ADT CORPORATION           COM             00101J106     695     14,957 SH        SHARED-DEFINED   1      14,957
THE ADT CORPORATION           COM             00101J106     699     15,043 SH        SHARED-DEFINED   2      15,043
TRIPADVISOR INC               COM             896945201   3,410     81,345 SH        SHARED-DEFINED   1      81,345
TRIPADVISOR INC               COM             896945201   2,552     60,885 SH        SHARED-DEFINED   2      60,885
WINTHROP RLTY TR              SH BEN INT NEW  976391300     837     75,723 SH        SHARED-DEFINED   1      75,723
WINTHROP RLTY TR              SH BEN INT NEW  976391300     826     74,729 SH        SHARED-DEFINED   2      74,729



SK 21739 0002 1358132